Statements of Stockholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Donated Capital	Accumulated (Deficit) during exploration stage	Advances for Stock Subscriptions	Total
Beginning Balance, amount at May. 27, 2004	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at May. 27, 2004	0
Common stock issued for services to president, Shares	6,000,000
Common stock issued for services to president, Amount	6,000	(5,500)				500
Return and cancellation of shares, Shares	(6,000,000)
Return and cancellation of shares, Amount	(6,000)	6,000				0
Net loss				(500)		(500)
Ending Balance, amount at Aug. 31, 2004	0	500	0	(500)	0	0
Ending Balance, shares at Aug. 31, 2004	0
Common stock issued for cash, Shares	64,500,000
Common stock issued for cash, Value	64,500	(17,750)				46,750
Return and cancellation of shares, Shares	(30,000,000)
Return and cancellation of shares, Amount	(30,000)	30,000				0
Donated rent			3,000			3,000
Donated services			6,000			6,000
Net loss				(15,769)		(15,769)
Ending Balance, amount at Aug. 31, 2005	34,500	12,750	9,000	(16,269)	0	39,981
Ending Balance, shares at Aug. 31, 2005	34,500,000
Common stock issued for cash, Shares	1,964,285
Common stock issued for cash, Value	1,964	4,498,036				4,500,000
Donated rent			2,250			2,250
Donated services			4,500			4,500
Net loss				(848,560)		(848,560)
Ending Balance, amount at Aug. 31, 2006	36,464	4,510,786	15,750	(864,829)	0	3,698,171
Ending Balance, shares at Aug. 31, 2006	36,464,285
Common stock issued for cash, Shares	7,632,500
Common stock issued for cash, Value	7,632	6,098,368				6,106,000
Net loss				(10,943,990)		(10,943,990)
Ending Balance, amount at Aug. 31, 2007	44,096	10,609,154	15,750	(11,808,819)	0	(1,139,819)
Ending Balance, shares at Aug. 31, 2007	44,096,785
Net loss				(66,651)		(66,651)
Ending Balance, amount at Aug. 31, 2008	44,096	10,609,154	15,750	(11,875,470)	0	(1,206,470)
Beginning Balance, shares at Aug. 31, 2008	44,096,785
Common stock issued for cash, Shares	1,600,000
Common stock issued for cash, Value	1,600	14,400				16,000
Common stock issued for settlement of debt, Shares	14,000,000
Common stock issued for settlement of debt, Amount	14,000	126,000				140,000
Shares to be issued		30,000				30,000
Net loss				(154,585)		(154,585)
Ending Balance, amount at Aug. 31, 2009	59,696	10,779,554	15,750	(12,030,055)	0	(1,175,055)
Ending Balance, shares at Aug. 31, 2009	59,696,785
Common stock issued for cash, Shares	4,000,000
Common stock issued for cash, Value	4,000	6,000				10,000
Common stock issued for settlement of debt, Shares	3,350,000
Common stock issued for settlement of debt, Amount	3,350	30,150				33,500
Donated services						0
Net loss				(213,860)		(213,860)
Ending Balance, amount at Aug. 31, 2010	67,046	10,815,704	15,750	(12,243,915)	0	(1,345,415)
Ending Balance, shares at Aug. 31, 2010	67,046,785
Common stock issued for settlement of debt, Shares	12,303,123
Common stock issued for settlement of debt, Amount	12,303	602,853				615,156
Donated services			31,617			31,617
Net loss				(299,498)		(299,498)
Ending Balance, amount at Aug. 31, 2011	79,349	11,418,557	47,367	(12,543,413)	0	(998,140)
Ending Balance, shares at Aug. 31, 2011	79,349,908
Common stock issued for settlement of debt, Shares	8,477,553
Common stock issued for settlement of debt, Amount	8,478	161,073				169,551
Donated services			30,260			30,260
Advance for stock subscriptions					162,000	162,000
Net loss				(298,752)		(298,752)
Ending Balance, amount at Feb. 29, 2012	$ 87,827	$ 11,579,630	$ 77,627	$ (12,842,165)	$ 162,000	$ (935,081)
Ending Balance, shares at Feb. 29, 2012	87,827,461